LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating Lease, Expense	$ 145,662	$ 68,268	$ 307,773	$ 239,746
Weighted average remaining lease term	4 years 4 months 28 days		5 years 3 months 10 days
Weighted average discount rate	5.77%		5.83%